UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 1999

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
                        [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Target Investors, Inc.
Address:      15 River Road; Suite 220
              Wilton, CT  06897

13F File Number:    28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:         Robert Zuccaro
Title:        President
Phone:        203-761-9600


   Robert Zuccaro        Wilton, Connecticut            July 23, 1999


Report Type  (check only one):

[  x  ]       13F Holdings Report

[      ] 13F Notice

[      ] 13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


Name of                           Fair Mkt
Issuer             Class           Cuscip No.      Value (mm)        Shares

Qlogic             Common    747277101    $ 6.3            47,900

Tiffany            Common    886547108       5.6           58,500

Siebel             Common    826170102       5.3           79,700

Adobe Systems Common    00724F101       5.1           62,500

Metris             Common    591598107       4.5                110,000

Comverse Tech Common    205862402       4.5           58,950

CTS           Common    126501105       4.1           58,000

Micrel             Common    594793101       3.7           50,000

Veritas Software   Common    923436109       3.6           38,000

JDS Uniphase       Common    46612J101       3.5           21,200

Tellabs            Common    879664100       3.4           50,400

Qualcomm      Common    747525103       3.3           23,200

Allergan      Common    018490102       3.2           28,400

Checkpoint
    Software       Common    M22465104       3.1           58,700



                        TOTAL      $  59.2           745,450
